Morgan Stanley New Discoveries Fund
LETTER TO THE SHAREHOLDERS - FEBRUARY 28, 2003

Dear Shareholder:

The six-month period ended February 28, 2003 continued to be a challenging one for the equity markets. Following the third quarter's 2002 broad-based decline, there was a fourth quarter rebound led by technology stocks. Most of the market strength occurred in October and November, led by sectors such as semiconductors, software and telecommunications. This fourth quarter rally was propelled by several factors that included more positive third-quarter earnings announcements, the Federal Reserve's decision to cut short-term interest rates by 50 basis points, and mid-term election results, in which the Republican Party increased its House majority and gained control of the Senate.

However, stocks gave back some of their gains during December and January, amid escalating geopolitical uncertainty with respect to Iraq and North Korea. In addition, concerns remained about the psychology of the consumer, especially in light of unemployment levels, which hit an eight-year high of six percent. A sharp rise in energy prices triggered by increasing tensions with Iraq and an oil strike in Venezuela also contributed to market woes.

Performance and Portfolio Strategy

For the six months ended February 28, 2003, the Morgan Stanley New Discoveries Fund's Class A, B, C, and D shares returned -4.67 percent, -4.99 percent, -5.00 percent, and -4.65 percent, respectively. For the same period, Standard & Poor's MidCap 400 Index(1) returned -7.75 percent and the Russell Midcap Growth Index(2) returned -1.36 percent. Performance varies among the Fund's four classes as a result of different expenses associated with the various classes. These figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Past performance is no guarantee of future results.

The Fund's outperformance relative to the S&P MidCap 400 Index was primarily driven by stock selection. The largest sector in the Fund's portfolio was consumer discretionary and stock selection within this group outpaced that of its benchmark. The areas of media, advertising, and travel were particularly hard hit, and holdings such as Radio One and Park Place Entertainment detracted from performance. On a positive note, Gtech, a global lottery systems provider reported

---------------------
(1) The Standard and Poor's MidCap 400 Index (S&P 400) is a market-value weighted index, the performance of which is based on the performance of 400 domestic stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(2) The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley New Discoveries Fund
LETTER TO THE SHAREHOLDERS - FEBRUARY 28, 2003 continued

stronger-than-expected earnings and raised guidance, as it won a number of new contracts and successfully cut costs. In addition, retailer Coach reported strong earnings throughout the year, as the appeal of its affordable luxury brand name continued.

Stock selection was favorable within the area of health care, which represented the Fund's second-largest sector weighting during the period. The Fund's better-performing holdings tended to be more stable growth companies, such as Varian Medical Systems, which designs and manufactures radiation equipment for treating cancer. The company has experienced strong earnings growth, reflecting rapid implementation of its highly effective IMRT technology. We also added to the Fund's biotechnology holdings during the period, as valuations became more compelling, and news flow for a number of companies became more positive. Several of the Fund's biotechnology holdings contributed to relative performance, including Genzyme, Gilead Sciences, and Scios.

Technology, the third largest sector weight in the portfolio, contributed to relative performance. Stock selection slightly exceeded that of the benchmark sector, and a modest overweight contributed to performance. The sector rebounded in October and November and the companies the Fund owned performed better than those in the Fund's benchmark Index, the S&P 400. Software companies such as BEA Systems, Adobe Systems and Rational Software were strong performers for the Fund. An underweight in utilities and materials and processing, two of the weaker performing sectors in the Index, also contributed to performance. The Fund's performance was negatively impacted from an underweight in certain sectors that include automobiles, transportation and other energy, as well as stock selection within the consumer staples sector.

Looking Ahead

We believe that there are signs of stabilization and we are cautiously optimistic that an economic recovery will take hold. Recent data on purchasing activity are encouraging, and we see early stage positives in areas such as advertising. Consumer spending has slowed some but has not halted. In our view, corporate spending needs to pickup in order to sustain a recovery. At this point, there is not a great deal of visibility for the vast number of companies we follow. Geopolitical concerns around oil and the possibility of war continue to cast a cloud for individual companies and the markets in general. We continue to invest in a mix of stable and cyclical growth companies, and at the margin, we will look to add beta to the Fund in anticipation of the recovery.

Morgan Stanley New Discoveries Fund
LETTER TO THE SHAREHOLDERS - FEBRUARY 28, 2003 continued

We appreciate your ongoing support of Morgan Stanley New Discoveries Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO

Morgan Stanley New Discoveries Fund
FUND PERFORMANCE - FEBRUARY 28, 2003

         AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED FEBRUARY 28, 2003
--------------------------------------------------------------------------------

                 CLASS A SHARES*
-------------------------------------------------
1 Year                     (26.24)%(1) (30.11)%(2)
Since Inception (9/27/00)  (32.37)%(1) (33.86)%(2)
                CLASS B SHARES**
-------------------------------------------------
1 Year                     (26.87)%(1) (30.53)%(2)
Since Inception (9/27/00)  (32.88)%(1) (33.72)%(2)
                 CLASS C SHARES+
-------------------------------------------------
1 Year                     (27.06)%(1) (27.79)%(2)
Since Inception (9/27/00)  (32.95)%(1) (32.95)%(2)
                CLASS D SHARES++
-------------------------------------------------
1 Year                     (26.14)%(1)
Since Inception (9/27/00)  (32.23)%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum CDSC for Class C is 1.0% for shares redeemed
     within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley New Discoveries Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2003 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (99.4%)
              Aerospace & Defense
              (0.7%)
   17,600     Alliant Techsystems,
               Inc.*...................  $    850,080
                                         ------------
              Air Freight/Couriers
              (2.0%)
   34,150     C.H. Robinson Worldwide,
               Inc. ...................     1,048,746
   40,450     Expeditors International
               of Washington, Inc. ....     1,382,985
                                         ------------
                                            2,431,731
                                         ------------
              Apparel/Footwear (0.7%)
   25,000     Coach, Inc.*.............       893,250
                                         ------------
              Apparel/Footwear Retail
              (3.2%)
   89,800     Abercrombie & Fitch Co.
               (Class A)*..............     2,469,500
   76,525     Chico's FAS, Inc.*.......     1,382,807
    3,550     Ross Stores, Inc. .......       121,445
                                         ------------
                                            3,973,752
                                         ------------
              Biotechnology (6.1%)
   14,400     Affymetrix, Inc.*........       380,160
   24,400     Amylin Pharmaceuticals,
               Inc.*...................       374,296
   16,500     Biogen, Inc.*............       586,410
   47,750     Celgene Corp.*...........     1,045,773
   32,350     Genzyme Corp. (General
               Division)*..............     1,008,673
   38,000     Gilead Sciences, Inc.*...     1,292,000
   40,125     IDEC Pharmaceuticals
               Corp.*..................     1,153,594
   21,200     MedImmune, Inc.*.........       636,212
   46,200     NPS Pharmaceuticals,
               Inc.*...................       802,032
    9,150     Trimeris, Inc.*..........       366,183
                                         ------------
                                            7,645,333
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Broadcasting (5.6%)
  120,400     Radio One, Inc. (Class
               D)*.....................  $  1,654,296
   64,850     Univision Communications,
               Inc. (Class A)*.........     1,606,334
   81,850     USA Interactive*.........     2,007,780
   50,350     Westwood One, Inc.*......     1,677,662
                                         ------------
                                            6,946,072
                                         ------------
              Cable/Satellite TV (0.6%)
   26,600     EchoStar Communications
               Corp. (Class A)*........       700,378
                                         ------------
              Casino/Gaming (2.1%)
   89,600     GTECH Holdings Corp.*....     2,607,360
                                         ------------
              Chemicals: Specialty
              (0.5%)
   15,550     Sigma-Aldrich Corp. .....       681,401
                                         ------------
              Computer Communications
              (0.8%)
   19,550     Emulex Corp.*............       351,313
   66,000     Extreme Networks,
               Inc.*...................       310,200
   42,550     Juniper Networks,
               Inc.*...................       382,524
                                         ------------
                                            1,044,037
                                         ------------
              Computer Peripherals
              (1.5%)
   18,600     Lexmark International,
               Inc.*...................     1,160,826
   69,750     Network Appliance,
               Inc.*...................       740,745
                                         ------------
                                            1,901,571
                                         ------------
              Containers/Packaging
              (0.9%)
   29,800     Sealed Air Corp.*........     1,080,846
                                         ------------
              Contract Drilling (1.2%)
   47,000     Patterson-UTI Energy,
               Inc.*...................     1,557,580
                                         ------------
              Data Processing Services
              (2.5%)
   21,500     Affiliated Computer
               Services, Inc. (Class
               A)*.....................       963,845
   41,500     BISYS Group, Inc.
               (The)*..................       649,060
   53,300     Global Payments Inc. ....     1,489,202
                                         ------------
                                            3,102,107
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley New Discoveries Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Discount Stores (2.0%)
   53,500     Dollar General Corp. ....  $    555,865
   94,650     Dollar Tree Stores,
               Inc.*...................     1,954,522
                                         ------------
                                            2,510,387
                                         ------------
              Electronic Components
              (0.8%)
    6,400     Amphenol Corp. (Class
               A)*.....................       261,056
   10,350     Jabil Circuit, Inc.*.....       171,913
   16,400     QLogic Corp.*............       580,724
                                         ------------
                                            1,013,693
                                         ------------
              Electronic Distributors
              (0.5%)
   15,560     CDW Computer Centers,
               Inc.*...................       679,350
                                         ------------
              Electronic Production
              Equipment (2.3%)
   12,600     Cymer, Inc.*.............       380,520
   31,750     KLA-Tencor Corp.*........     1,135,062
   20,000     Lam Research Corp.*......       266,600
   21,500     Novellus Systems,
               Inc.*...................       626,725
   10,800     Synopsys, Inc.*..........       440,424
                                         ------------
                                            2,849,331
                                         ------------
              Finance/Rental/Leasing
              (2.6%)
   51,800     Doral Financial Corp. ...     1,678,838
   14,225     SLM Corp. ...............     1,549,814
                                         ------------
                                            3,228,652
                                         ------------
              Financial Publishing/
              Services (2.0%)
   33,200     Moody's Corp. ...........     1,464,120
   49,700     SunGard Data Systems
               Inc.*...................       978,096
                                         ------------
                                            2,442,216
                                         ------------
              Food: Specialty/Candy
              (0.8%)
   16,250     Hershey Foods Corp. .....     1,049,912
                                         ------------
              Home Building (1.2%)
    4,400     NVR, Inc.*...............     1,460,580
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Home Furnishings (1.5%)
    9,468     Mohawk Industries,
               Inc.*...................  $    467,530
   50,050     Newell Rubbermaid,
               Inc. ...................     1,411,410
                                         ------------
                                            1,878,940
                                         ------------
              Hospital/Nursing
              Management (0.5%)
   16,200     Universal Health
               Services, Inc. (Class
               B)*.....................       629,208
                                         ------------
              Industrial Specialties
              (0.8%)
   20,100     Ecolab, Inc. ............       985,905
                                         ------------
              Information Technology
              Services (1.2%)
   20,100     Citrix Systems, Inc.*....       241,200
   20,100     J.D. Edwards & Co.*......       240,999
   56,800     PeopleSoft, Inc.*........       971,280
                                         ------------
                                            1,453,479
                                         ------------
              Insurance Brokers/
              Services (1.3%)
   30,033     ChoicePoint Inc.*........     1,013,614
   23,100     Willis Group Holdings
               Ltd. ...................       578,655
                                         ------------
                                            1,592,269
                                         ------------
              Internet Retail (0.5%)
   29,600     Amazon.com, Inc.*........       651,496
                                         ------------
              Internet Software/
              Services (2.3%)
   55,800     BEA Systems, Inc.*.......       542,376
   12,400     Internet Security
               Systems, Inc.*..........       142,228
   85,150     Siebel Systems, Inc.*....       734,844
   70,600     Yahoo! Inc.*.............     1,472,010
                                         ------------
                                            2,891,458
                                         ------------
              Investment Managers
              (0.9%)
   26,350     Affiliated Managers
               Group, Inc.*............     1,117,503
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley New Discoveries Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Managed Health Care
              (2.6%)
   97,600     Caremark Rx, Inc.*.......  $  1,704,096
   23,375     WellPoint Health
               Networks, Inc.*.........     1,589,734
                                         ------------
                                            3,293,830
                                         ------------
              Medical Specialties
              (4.9%)
   33,500     St. Jude Medical,
               Inc.*...................     1,530,280
   54,400     Varian Medical Systems,
               Inc.*...................     2,749,920
   40,900     Zimmer Holdings, Inc.*...     1,815,551
                                         ------------
                                            6,095,751
                                         ------------
              Medical/Nursing Services
              (1.4%)
   57,250     Lincare Holdings,
               Inc.*...................     1,711,775
                                         ------------
              Miscellaneous Commercial
              Services (2.4%)
   33,600     Fair, Isaac & Co.,
               Inc. ...................     1,641,024
   39,275     Iron Mountain Inc.*......     1,382,480
                                         ------------
                                            3,023,504
                                         ------------
              Movies/Entertainment
              (0.6%)
   14,600     Pixar, Inc.*.............       788,254
                                         ------------
              Oil & Gas Production
              (2.7%)
   13,800     Burlington Resources,
               Inc. ...................       639,630
   19,750     Forest Oil Corp.*........       449,313
   89,100     Pioneer Natural Resources
               Co.*....................     2,329,965
                                         ------------
                                            3,418,908
                                         ------------
              Oilfield Services/
              Equipment (3.1%)
   56,000     BJ Services Co.*.........     1,924,720
   56,250     Smith International,
               Inc.*...................     1,960,875
                                         ------------
                                            3,885,595
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Other Consumer Services
              (3.7%)
   34,750     Apollo Group, Inc. (Class
               A)*.....................  $  1,610,315
   38,100     Block (H.&R.), Inc. .....     1,545,717
   34,955     Weight Watchers
               International, Inc.*....     1,462,867
                                         ------------
                                            4,618,899
                                         ------------
              Packaged Software (6.4%)
   52,950     Adobe Systems, Inc. .....     1,456,125
   40,000     BMC Software, Inc.*......       776,000
    9,000     Hyperion Solutions
               Corp.*..................       231,660
   39,600     Intuit Inc.*.............     1,881,792
   20,950     Mercury Interactive
               Corp.*..................       679,828
   24,850     Network Associates,
               Inc.*...................       367,780
   22,100     Quest Software, Inc.*....       218,348
   26,050     Symantec Corp.*..........     1,055,025
   40,200     TIBCO Software, Inc.*....       190,146
   68,400     VERITAS Software
               Corp.*..................     1,164,852
                                         ------------
                                            8,021,556
                                         ------------
              Pharmaceuticals: Other
              (0.5%)
   16,900     Teva Pharmaceutical
               Industries Ltd. (ADR)
               (Israel)................       638,482
                                         ------------
              Precious Metals (0.5%)
   22,300     Newmont Mining Corp. ....       609,459
                                         ------------
              Property -- Casualty
              Insurers (1.0%)
   22,600     Everest Re Group, Ltd.
               (Bermuda)...............     1,206,840
                                         ------------
              Recreational Products
              (4.1%)
   36,250     Electronic Arts Inc.*....     1,914,000
   18,050     International Game
               Technology*.............     1,418,369
   87,200     Mattel, Inc. ............     1,859,104
                                         ------------
                                            5,191,473
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley New Discoveries Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Restaurants (4.6%)
   28,950     CBRL Group, Inc. ........  $    772,965
   21,150     Krispy Kreme Doughnuts,
               Inc.*...................       694,778
   36,250     Outback Steakhouse, Inc.
               (The)...................     1,167,250
   59,400     Starbucks Corp.*.........     1,392,930
   34,850     Wendy's International,
               Inc. ...................       882,751
   35,650     Yum! Brands, Inc.*.......       848,827
                                         ------------
                                            5,759,501
                                         ------------
              Semiconductors (3.3%)
  149,750     Agere Systems, Inc.
               (Class A)*..............       241,098
   54,400     Altera Corp.*............       681,632
   23,550     Broadcom Corp. (Class
               A)*.....................       341,004
   35,750     Fairchild Semiconductor
               Corp. (Class A)*........       434,720
   12,500     Intergrated Circuit
               Systems, Inc.*..........       298,250
   13,750     Intersil Corp. (Class
               A)*.....................       215,188
   34,400     Marvell Technology Group
               Ltd. (Bermuda)*.........       708,640
   38,050     Microchip Technology
               Inc. ...................       968,373
   11,400     Xilinx, Inc.*............       261,060
                                         ------------
                                            4,149,965
                                         ------------
              Services to the Health
              Industry (2.9%)
   34,000     Accredo Health, Inc.*....       807,500
   44,550     Laboratory Corp. of
               America Holdings*.......     1,237,154
   44,800     Stericycle, Inc.*........     1,587,264
                                         ------------
                                            3,631,918
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Specialty Stores (1.9%)
    7,500     AutoZone, Inc.*..........  $    493,500
   38,900     Bed Bath & Beyond
               Inc.*...................     1,285,256
   25,600     Williams-Sonoma, Inc.*...       595,968
                                         ------------
                                            2,374,724
                                         ------------
              Specialty
              Telecommunications (0.2%)
   29,900     Citizens Communications
               Co.*....................       293,319
                                         ------------
              Telecommunication
              Equipment (0.9%)
   30,550     CIENA Corp.*.............       165,581
   25,400     Comverse Technology,
               Inc.*...................       259,080
   70,200     RF Micro Devices,
               Inc.*...................       459,108
   34,400     Tellabs, Inc.*...........       209,152
                                         ------------
                                            1,092,921
                                         ------------
              Trucks/Construction/Farm
              Machinery (0.4%)
   30,800     AGCO Corp.*..............       500,192
                                         ------------
              Wireless
              Telecommunications (1.7%)
  119,000     Nextel Communications,
               Inc. (Class A)*.........     1,675,520
  121,200     Sprint Corp. (PCS
               Group)*.................       479,952
                                         ------------
                                            2,155,472
                                         ------------
              Total Common Stocks
              (Cost $127,111,999)......   124,312,215
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley New Discoveries Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2003 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (0.6%)
              Repurchase Agreement
 $    765     Joint repurchase
               agreement account 1.36%
               due 03/03/03 (dated
               02/28/03; proceeds
               $765,087) (a)
               (Cost $765,000).........  $    765,000
                                         ------------

Total Investments
(Cost $127,876,999) (b).....   100.0%     125,077,215
Other Assets in Excess of
Liabilities.................     0.0           23,780
                               -----     ------------
Net Assets..................   100.0%    $125,100,995
                               =====     ============

---------------------------------------------------

    ADR  American Depository Receipt.
    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $8,255,026 and the aggregate gross unrealized depreciation is $11,054,810, resulting in net unrealized depreciation of $2,799,784.

                       See Notes to Financial Statements

Morgan Stanley New Discoveries Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $127,876,999).......................................  $ 125,077,215
Receivable for:
    Investments sold........................................      1,781,512
    Dividends...............................................         39,148
    Shares of beneficial interest sold......................          4,935
Prepaid expenses and other assets...........................         64,692
                                                              -------------
    Total Assets............................................    126,967,502
                                                              -------------
Liabilities:
Payable for:
    Investments purchased...................................      1,129,330
    Shares of beneficial interest redeemed..................        457,132
    Investment management fee...............................         96,327
    Distribution fee........................................         86,580
Accrued expenses and other payables.........................         97,138
                                                              -------------
    Total Liabilities.......................................      1,866,507
                                                              -------------
    Net Assets..............................................  $ 125,100,995
                                                              =============
Composition of Net Assets:
Paid-in-capital.............................................  $ 479,288,112
Net unrealized depreciation.................................     (2,799,784)
Net investment loss.........................................     (1,571,278)
Accumulated net realized loss...............................   (349,816,055)
                                                              -------------
    Net Assets..............................................  $ 125,100,995
                                                              =============
Class A Shares:
Net Assets..................................................    $11,915,630
Shares Outstanding (unlimited authorized, $.01 par value)...      3,068,283
    Net Asset Value Per Share...............................          $3.88
                                                                      =====
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......          $4.09
                                                                      =====
Class B Shares:
Net Assets..................................................    $88,007,281
Shares Outstanding (unlimited authorized, $.01 par value)...     23,087,141
    Net Asset Value Per Share...............................          $3.81
                                                                      =====
Class C Shares:
Net Assets..................................................    $21,400,701
Shares Outstanding (unlimited authorized, $.01 par value)...      5,631,160
    Net Asset Value Per Share...............................          $3.80
                                                                      =====
Class D Shares:
Net Assets..................................................     $3,777,383
Shares Outstanding (unlimited authorized, $.01 par value)...        967,557
    Net Asset Value Per Share...............................          $3.90
                                                                      =====

                       See Notes to Financial Statements

Morgan Stanley New Discoveries Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended February 28, 2003 (unaudited)

Net Investment Loss:

Income
Dividends...................................................  $    156,426
Interest....................................................        18,192
                                                              ------------
    Total Income............................................       174,618
                                                              ------------
Expenses
Investment management fee...................................       701,710
Distribution fee (Class A shares)...........................        16,620
Distribution fee (Class B shares)...........................       494,972
Distribution fee (Class C shares)...........................       118,033
Transfer agent fees and expenses............................       295,101
Shareholder reports and notices.............................        33,619
Professional fees...........................................        28,383
Custodian fees..............................................        25,585
Registration fees...........................................        19,143
Trustees' fees and expenses.................................         7,327
Other.......................................................         5,403
                                                              ------------
    Total Expenses..........................................     1,745,896
                                                              ------------
    Net Investment Loss.....................................    (1,571,278)
                                                              ------------
Net Realized and Unrealized Gain (Loss):
Net realized loss...........................................   (10,437,295)
Net change in unrealized depreciation.......................     4,874,567
                                                              ------------
    Net Loss................................................    (5,562,728)
                                                              ------------
Net Decrease................................................  $ (7,134,006)
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley New Discoveries Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE SIX         FOR THE YEAR
                                                               MONTHS ENDED           ENDED
                                                              FEBRUARY 28, 2003   AUGUST 31, 2002
                                                              -----------------   ---------------
                                                                 (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment loss.........................................    $ (1,571,278)      $  (4,877,813)
Net realized loss...........................................     (10,437,295)       (117,748,899)
Net change in unrealized depreciation.......................       4,874,567          45,688,429
                                                                ------------       -------------
    Net Decrease............................................      (7,134,006)        (76,938,283)
Net decrease from transactions in shares of beneficial
  interest..................................................     (24,484,856)        (92,290,288)
                                                                ------------       -------------
    Net Decrease............................................     (31,618,862)       (169,228,571)
Net Assets:
Beginning of period.........................................     156,719,857         325,948,428
                                                                ------------       -------------
End of Period
(Including a net investment loss of $1,571,278 and $0,
respectively)...............................................    $125,100,995       $ 156,719,857
                                                                ============       =============

                       See Notes to Financial Statements

Morgan Stanley New Discoveries Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley New Discoveries Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund seeks to achieve its objective by investing primarily in common stocks of companies with market capitalizations, at the time of purchase, that fall within the range of companies included within the Russell Midcap Growth Index. Prior to October 31, 2002, the Fund seeked to achieve its objective by investing primarily in common stocks of companies with market capitalizations, at the time of purchase, that fell within the range of companies included within the Russell 2000 Index and the Standard & Poor's Mid-Cap 400 Index. The Fund was organized as a Massachusetts business trust on May 16, 2000 and commenced operations on September 27, 2000.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investments, LP (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based

Morgan Stanley New Discoveries Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2003 (UNAUDITED) continued

on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in

Morgan Stanley New Discoveries Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2003 (UNAUDITED) continued

excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which

Morgan Stanley New Discoveries Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2003 (UNAUDITED) continued

to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $21,711,323 at February 28, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $995, $277,162 and $376, respectively and received $6,519 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2003 aggregated $122,023,719 and $146,271,976, respectively. Included in the aforementioned transactions are sales with other Morgan Stanley Funds of $153,545 including a realized gain of $16,782.

For the six months ended February 28, 2003, the Fund incurred brokerage commissions of $1,370 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Sub-Advisor and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At February 28, 2003, the Fund had transfer agent fees and expenses payable of approximately $23,600.

5. Federal Income Tax Status

At August 31, 2002, the Fund had a net capital loss carryover of approximately $272,034,000 of which $5,710,000 will be available through August 31, 2009 and $266,324,000 will be available through August 31, 2010 to offset future capital gains to the extent provided by regulations.

Morgan Stanley New Discoveries Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2003 (UNAUDITED) continued

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $57,416,000 during fiscal 2002.

At August 31, 2002, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                             FOR THE SIX                 FOR THE YEAR
                                                            MONTHS ENDED                    ENDED
                                                          FEBRUARY 28, 2003            AUGUST 31, 2002
                                                      -------------------------   --------------------------
                                                             (unaudited)
                                                        SHARES        AMOUNT        SHARES         AMOUNT
                                                      ----------   ------------   -----------   ------------
CLASS A SHARES
Sold................................................     117,874   $    477,286       450,865   $  2,401,289
Redeemed............................................    (606,282)    (2,443,755)   (2,527,335)   (13,251,276)
                                                      ----------   ------------   -----------   ------------
Net decrease - Class A..............................    (488,408)    (1,966,469)   (2,076,470)   (10,849,987)
                                                      ----------   ------------   -----------   ------------
CLASS B SHARES
Sold................................................     240,403        955,167     2,308,753     12,352,239
Redeemed............................................  (4,698,316)   (18,419,994)  (14,174,494)   (71,513,083)
                                                      ----------   ------------   -----------   ------------
Net decrease - Class B..............................  (4,457,913)   (17,464,827)  (11,865,741)   (59,160,844)
                                                      ----------   ------------   -----------   ------------
CLASS C SHARES
Sold................................................     140,604        533,960       348,381      1,877,268
Redeemed............................................  (1,093,531)    (4,271,320)   (3,450,017)   (17,833,359)
                                                      ----------   ------------   -----------   ------------
Net decrease - Class C..............................    (952,927)    (3,737,360)   (3,101,636)   (15,956,091)
                                                      ----------   ------------   -----------   ------------
CLASS D SHARES
Sold................................................      12,986         52,679       226,838      1,178,864
Redeemed............................................    (341,527)    (1,368,879)   (1,454,224)    (7,502,230)
                                                      ----------   ------------   -----------   ------------
Net decrease - Class D..............................    (328,541)    (1,316,200)   (1,227,386)    (6,323,366)
                                                      ----------   ------------   -----------   ------------
Net decrease in Fund................................  (6,227,789)  $(24,484,856)  (18,271,233)  $(92,290,288)
                                                      ==========   ============   ===========   ============

Morgan Stanley New Discoveries Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                   FOR THE PERIOD
                                                              FOR THE SIX       FOR THE YEAR     SEPTEMBER 27, 2000*
                                                             MONTHS ENDED           ENDED              THROUGH
                                                           FEBRUARY 28, 2003   AUGUST 31, 2002     AUGUST 31, 2001
                                                           -----------------   ---------------   -------------------
                                                              (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period.....................         $4.07             $ 5.73              $10.00
                                                                  -----             ------              ------

Loss from investment operations:
    Net investment loss++................................         (0.03)             (0.07)              (0.07)
    Net realized and unrealized loss.....................         (0.16)             (1.59)              (4.20)
                                                                  -----             ------              ------

Total loss from investment operations....................         (0.19)             (1.66)              (4.27)
                                                                  -----             ------              ------

Net asset value, end of period...........................         $3.88             $ 4.07              $ 5.73
                                                                  =====             ======              ======

Total Return+............................................         (4.67)%(1)        (28.97)%            (42.70)%(1)

Ratios to Average Net Assets(3):
Expenses.................................................          1.84 %(2)          1.63 %              1.49 %(2)

Net investment loss......................................         (1.59)%(2)         (1.30)%             (1.08)%(2)

Supplemental Data:
Net assets, end of period, in thousands..................       $11,916            $14,492             $32,268

Portfolio turnover rate..................................            88 %(1)           216 %               155 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley New Discoveries Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                   FOR THE PERIOD
                                                              FOR THE SIX       FOR THE YEAR     SEPTEMBER 27, 2000*
                                                             MONTHS ENDED           ENDED              THROUGH
                                                           FEBRUARY 28, 2003   AUGUST 31, 2002     AUGUST 31, 2001
                                                           -----------------   ---------------   -------------------
                                                              (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period.....................         $4.01              $5.69             $ 10.00
                                                                  -----              -----             -------

Loss from investment operations:
    Net investment loss++................................         (0.05)             (0.11)              (0.13)
    Net realized and unrealized loss.....................         (0.15)             (1.57)              (4.18)
                                                                  -----              -----             -------

Total loss from investment operations....................         (0.20)             (1.68)              (4.31)
                                                                  -----              -----             -------

Net asset value, end of period...........................         $3.81              $4.01             $  5.69
                                                                  =====              =====             =======

Total Return+............................................         (4.99)%(1)        (29.53)%            (43.10)%(1)

Ratios to Average Net Assets(3):
Expenses.................................................          2.59 %(2)          2.39 %              2.28 %(2)

Net investment loss......................................         (2.34)%(2)         (2.06)%             (1.87)%(2)

Supplemental Data:
Net assets, end of period, in thousands..................       $88,007           $110,575            $224,120

Portfolio turnover rate..................................            88 %(1)           216 %               155 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley New Discoveries Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                   FOR THE PERIOD
                                                              FOR THE SIX       FOR THE YEAR     SEPTEMBER 27, 2000*
                                                             MONTHS ENDED           ENDED              THROUGH
                                                           FEBRUARY 28, 2003   AUGUST 31, 2002     AUGUST 31, 2001
                                                           -----------------   ---------------   -------------------
                                                              (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period.....................         $4.00             $ 5.69              $10.00
                                                                  -----             ------              ------

Loss from investment operations:
    Net investment loss++................................         (0.05)             (0.11)              (0.13)
    Net realized and unrealized loss.....................         (0.15)             (1.58)              (4.18)
                                                                  -----             ------              ------

Total loss from investment operations....................         (0.20)             (1.69)              (4.31)
                                                                  -----             ------              ------

Net asset value, end of period...........................         $3.80             $ 4.00              $ 5.69
                                                                  =====             ======              ======

Total Return+............................................         (5.00)%(1)        (29.70)%            (43.10)%(1)

Ratios to Average Net Assets(3):
Expenses.................................................          2.59 %(2)          2.39 %              2.28 %(2)

Net investment loss......................................         (2.34)%(2)         (2.06)%             (1.87)%(2)

Supplemental Data:
Net assets, end of period, in thousands..................       $21,401            $26,351             $55,080

Portfolio turnover rate..................................            88 %(1)           216 %               155 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley New Discoveries Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                   FOR THE PERIOD
                                                              FOR THE SIX       FOR THE YEAR     SEPTEMBER 27, 2000*
                                                             MONTHS ENDED           ENDED              THROUGH
                                                           FEBRUARY 28, 2003   AUGUST 31, 2002     AUGUST 31, 2001
                                                           -----------------   ---------------   -------------------
                                                              (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period.....................        $4.09              $5.74               $10.00
                                                                 -----              -----               ------

Loss from investment operations:
    Net investment loss++................................        (0.03)             (0.06)               (0.07)
    Net realized and unrealized loss.....................        (0.16)             (1.59)               (4.19)
                                                                 -----              -----               ------

Total loss from investment operations....................        (0.19)             (1.65)               (4.26)
                                                                 -----              -----               ------

Net asset value, end of period...........................        $3.90              $4.09               $ 5.74
                                                                 =====              =====               ======

Total Return+............................................        (4.65)%(1)        (28.75)%             (42.60)%(1)

Ratios to Average Net Assets(3):
Expenses.................................................         1.59 %(2)          1.39 %               1.28 %(2)

Net investment loss......................................        (1.34)%(2)         (1.06)%              (0.87)%(2)

Supplemental Data:
Net assets, end of period, in thousands..................       $3,777             $5,302              $14,480

Portfolio turnover rate..................................           88 %(1)           216 %                155 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR

Morgan Stanley Investments LP
One Tower Bridge
West Conshohocken, Pennsylvania 19428

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY

MORGAN STANLEY
NEW DISCOVERIES FUND

Semiannual Report
February 28, 2003


39851RPT-10553D03-AP-4/03